MAY 1, 2020

Summary Prospectus

RMB
INVESTORS
TRUST

RMB Small Cap Fund

RMBBX (Class I)

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website (http://rmbfunds.com/literature-and-forms/), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Funds by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-800-462-2392. Your election to receive shareholder reports in paper will apply to all funds held with RMB Investors Trust.

Before you invest in the Fund, as defined below, you may want to review the Fund's prospectus, reports to shareholders and statement of additional information ("SAI"), which contain more information about the Fund and the risks of investing in the Fund. The Fund's current prospectus and SAI, each dated May 1, 2020, are incorporated by reference into this summary prospectus. You can find the Fund's prospectus, SAI, reports to shareholders, and other information about the Fund online at www.rmbfunds.com/literatureand-forms/. You may also obtain this information at no charge by calling 1-800-462-2392 or by sending an email request to rmbfunds@rmbcap.com.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these shares or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

RMB
FUNDS

INVESTMENT OBJECTIVE: The RMB Small Cap Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares, which are not reflected in the Fee Table or the Example below.
Fee Table

	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum front-end sales charge (load) on purchases	None	None
Maximum deferred sales charge (load)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.85%	0.85%
Distribution and Shareholder Service (12b-1) fees	0.25%	None
Other expenses	0.25%[2]	0.25%
Total Annual Fund Operating Expenses	1.35%	1.10%
Less Fee Waiver and/or Expense Reimbursement[3]	-0.14%	-0.14%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[4]	1.21%	0.96%

[1]	The Management fees have been restated to reflect a reduction to 0.85% of average daily net assets effective May 1, 2020.

[2]	Investor Class shares of the Fund are not currently offered for purchase. As a result, “Other Expenses” for Investor Class shares have been estimated.

[3]
RMB Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund’s operating expenses (excluding, interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.20% and 0.95% of the average net assets of the Fund’s Investor Class and Class I, respectively (the “Expense Cap”). The Expense Cap is in effect until April 30, 2021 and cannot be terminated prior thereto without the approval of the Fund’s Board of Trustees. To the extent the Adviser waives its compensation and/or assumes expenses to satisfy the Expense Cap, the Adviser may seek repayment by the Fund of a portion or all of such amounts at any time within three years from the date on which such amounts were waived or assumed, provided that the Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver/reimbursement of in effect at the time of the repayment.

[4]
The Total Annual Fund Operating Expenses for Class I shares do not correlate to the Ratio of Total Expenses to Average Net Assets provided in the Financial Highlights section of the Fund’s audited financial statements for the period ended December 31, 2019 as a result of a change in the management fee and expense cap and because the ratios in the Financial Highlights do not include Acquired Fund Fees and Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the Expense Cap in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$123	$414	$726	$1,612
Class I	$98	$336	$593	$1,328

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies with small market capitalizations. For this purpose, RMB Capital Management, LLC (the “Adviser”) defines a small capitalization company as any company with a market capitalization less than or equal to the largest market capitalization (determined at the time of investment) of any company in the Russell 2000® Index, which, as of May 31, 2019, was approximately $9.87 billion. The Fund may invest in sponsored and unsponsored American Depositary Receipts and/or Global Depositary Receipts, and may, and currently does (as of the date of this Prospectus), invest a significant portion of its assets in financial services companies.
The Adviser actively manages the Fund by applying an economic return framework, which measures the Fund’s return on investment and adjusts for factors such as inflation or accounting treatments. This is a valuation model that uses cash flow to determine a company’s value, rather than traditional accounting measures such as corporate performance, earnings and book value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Fund invests primarily in growth and value-style equity securities.
The Adviser reduces positions or sells securities in the Fund for a variety of reasons, such as when the securities reach their target price or when a position would exceed 5% of the Fund’s net assets.

PRINCIPAL RISKS
As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized below:

•
Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•
Small- and Mid-Capitalization Companies Risk — Historically, securities of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such securities, which may make these securities difficult to value and to sell. As a result, some of the Fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

•	Stock Selection Risk — Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

•
Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrants and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•
Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Growth Investing Risk — Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

•	Value Investing Risk — Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.

•
Depositary Receipts Risk — The Fund’s investments in depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs are receipts issued by U.S. banks evidencing ownership in securities of foreign issuers, and GDRs and EDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Although depositary receipts have risks similar to the foreign securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

•
Foreign Investing Risk — Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; imposition of foreign withholding and other taxes; country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.

•
Financial Services Risk — Investing a significant portion of assets in the financial services sector may cause the Fund to be more sensitive to the risks and concerns facing financial companies, including banks, insurance companies, and capital markets companies. The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, regulatory changes and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

•
REIT Risk — The Fund’s investments in real estate related securities (primarily real estate investment trusts (“REITs”)) are subject to the risk that the value of the real estate underlying the securities will go down, which can be caused by deteriorating economic conditions and rising interest rates, and may also be subject to the risk that borrowers or tenants may default on their payment obligations. Investments in REITs involve additional risks. REITs may have limited financial resources and real estate diversification and are dependent on specialized management skills. In addition, the failure of a REIT to qualify as a REIT for federal income tax purposes would adversely affect the REIT’s value.

PAST PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

The Fund commenced operations upon completion of the reorganization of the IronBridge Small Cap Fund (the “IronBridge Predecessor Fund”), a series of IronBridge Funds, Inc., into the Fund, which occurred on June 21, 2019 (the “IronBridge Reorganization”). As a result of the IronBridge Reorganization, the performance and accounting history of the IronBridge Predecessor Fund were assumed by the Fund’s Class I shares. For periods between July 23, 2010 and June 21, 2019, the Fund’s Class I performance shown is that of the IronBridge Predecessor Fund. For periods prior to July 23, 2010, the performance shown is that of the Frontegra IronBridge Small Cap Fund. The Frontegra IronBridge Small Cap Fund commenced operations on August 30, 2002 and was reorganized into the IronBridge Predecessor Fund on July 23, 2010 (the “Frontegra Reorganization”). As a result of the Frontegra Reorganization, the performance and accounting history of the Frontegra IronBridge Small Cap Fund were assumed by the IronBridge Predecessor Fund.

RMB Small Cap Fund – Return for Class I Shares
Best Quarter: 15.11% in the 4th Quarter of 2010
Worst Quarter: (20.35)% in the 3rd Quarter of 2011

Average Annual Total Returns
(For the following periods ended 12/31/2019)	1 year	5 Years	10 Years
CLASS I SHARES
Total Return Before Taxes	27.47%	8.32%	10.98%
Total Return After Taxes on Distributions	26.08%	4.95%	8.49%
Total Return After Taxes on Distributions and Sale of Fund Shares[1]	17.23%	6.06%	8.65%
Russell 2000® Index (reflects no deduction of fees, expenses or taxes)	25.52%	8.23%	11.83%

[1]
The “Total Return After Taxes on Distributions and Sale of Fund Shares” can be higher than other return figures when a capital loss occurs upon the redemption of Fund shares. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. No returns are provided for Investor Class shares, which have not been offered for sale.

ADVISER
The Fund is advised by RMB Capital Management, LLC (the “Adviser”).

Portfolio Managers
The Fund is jointly and primarily managed by Christopher C. Faber, Senior Vice President of the Adviser, and Jeffrey B. Madden, Senior Vice President of the Adviser. Mr. Faber has managed the Fund since inception of the predecessor fund on August 30, 2002. Mr. Madden has managed the Fund, including the predecessor fund, since March 3, 2004.

PURCHASE AND SALE OF FUND SHARES
You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 9781, Providence, Rhode Island 02940-9781), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.
The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment*
	Investor Class (not available for purchase)	Class I	Investor Class (not available for purchase)	Class I
Regular Account	$2,500	$100,000	$500	$25,000
Automatic Investment Program, IRA and minor custodial account	$2,500	$2,500	$500	$500

*	Shareholders who hold shares issued to them pursuant to the IronBridge Reorganization are subject to a $1,000 minimum for subsequent investments in Class I.

For additional information about purchase and sale of Fund shares, please turn to “How to Buy Shares” in this Prospectus.

TAX INFORMATION
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Where to Get More Information
Annual and Semi-Annual Reports
These reports to shareholders contain additional information about the Funds’ investments. In the Funds’ annual report (when available), you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’
performance during the last fiscal year, detailed performance data, a complete inventory of the Funds’ securities and a report from the Funds’ independent registered public accounting firm.
Statement of Additional Information (SAI)
The SAI includes additional information about the Funds. A current SAI has been filed with the Commission and is incorporated by reference into this Prospectus (that is, it is legally a part of this Prospectus).

Reports and other information about the Funds are available on the EDGAR Database on the Commission’s
Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

How to contact us
You can obtain these documents free of charge, request other information about the Funds, and make shareholder inquiries by calling the toll-free number listed below. These documents are also available, free of charge, on the Funds’ website at
www.rmbfunds.com, or by contacting your dealer or by contacting the transfer agent at:
phone: 1-800-462-2392
internet: www.rmbfunds.com
email: rmbfunds@rmbcap.com
Investment Company Act file number: 811-00994